STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2022
Equity [Abstract]
Schedule of Fair Value Assumptions	The following assumptions were used in the fair-value method calculations:
STOCK-BASED COMPENSATION
Year Ended March 31,
	2022	2021
Risk-free interest rates	0.8% - 2.42%	0.28% - 0.71%
Volatility	89% - 370%	87% - 127%
Expected life (years)	5.0 - 6.2	5.0 - 6.0
Dividend yield	—	—

Schedule of Stock Option activity	A summary of stock option activity under the 2017 Plan is presented below:
STOCK-BASED COMPENSATION (Details 2)
	Shares	Options Outstanding
	Available	Number of	Weighted Average
	for Grant	Shares	Exercise Price
Balance at March 31, 2020	274,019	1,059,315	$4.74
Options granted	(163,492)	163,492	8.64
Options cancelled and returned to the Plan	25,555	(25,555)	6.75
Balance at March 31, 2021	136,082	1,197,252	5.25
Additional shares authorized under the Plan	1,333,334	—	—
Options granted	(827,427)	827,427	10.39
Share awards	(26,497)	—	—
Options cancelled and returned to the Plan	373,974	(373,974)	10.73
Balance at March 31, 2022	989,466	1,650,705	$6.58

Schedule of Outstanding and Exercisable Option, Range	The following table summarizes the range of outstanding and exercisable options as of March 31, 2022:
STOCK-BASED COMPENSATION (Details 3)
	Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Aggregate Intrinsic value
$1.98 - $17.70	1,650,705	8.01	$6.58	1,193,680	$5.69	$1,090,966